SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 118	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting—The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimates
Use of Estimates—The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition—The Plan’s investments are stated at fair value, except for fully benefit-responsive synthetic guaranteed investment contracts, which are reported at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Contract value is the amount Plan participants would receive if they were to initiate permitted transactions under the terms of the Plan (see Note 5). See Note 4 for discussion on fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Management fees and operating expenses charged to the Master Trust for investments in Master Trust investment accounts are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as an adjustment to net appreciation (depreciation) in fair market value for such investments.

Risks and Uncertainties
Risks and Uncertainties—The Plan utilizes various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

Notes Receivable from Participants
Notes Receivable from Participants—Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Payment of Benefits	Payment of Benefits—Benefit payments to participants are recorded upon distribution.
Excess Contributions Payable	Excess Contributions Payable—The Plan is required to return contributions received during the Plan year in excess of the Code limits.
Derivatives
Derivatives—Investments include various derivative instruments, such as swaps, options, forwards and futures, that are employed as asset class substitutes, or for bona fide hedging or other appropriate risk management purposes, to achieve investment objectives in an efficient and cost-effective manner as follows:
•Market Exposure — To gain exposure to a particular market or alter asset class exposures (e.g., tactical asset allocation) quickly and at low cost.
•To alter the risk/return characteristics of certain investments. For example, in fixed income accounts, derivatives may be used to alter the duration of the investment portfolio. Investment managers are also permitted to use derivatives to enhance returns by selecting instruments that will perform better than underlying securities under certain scenarios.
•Foreign Currency Exposure Management — Investment managers may use derivatives, such as currency forwards, in order to manage foreign currency exposures.
The extent to which investment managers are permitted to use derivatives (and the manner in which they are used) is specified within investment manager investment guidelines. Derivative exposure is monitored regularly to ensure that derivatives are used in a prudent and risk-controlled fashion.

Securities Lending
Securities Lending—The Master Trust has, via a Securities Lending Authorization Agreement with State Street, authorized State Street to lend its securities to broker-dealers and banks pursuant to a form of loan agreement.
During 2025 and 2024, State Street lent, on behalf of the Master Trust, certain securities held by State Street as custodian and received cash, securities issued or guaranteed by the United States government, and irrevocable letters of credit as collateral. State Street did not have the ability to pledge or sell collateral securities absent a borrower default. Borrowers were required to deliver collateral for each loan equal to (i) in the case of loaned securities denominated in United States dollars or sovereign debt issued by foreign governments, 102% of the market value of the loaned securities during 2025 and 2024; and (ii) in the case of loaned securities not denominated in United States dollars or whose primary trading market was not located in the United States, 107% of the market value of the loaned securities during 2025 and 105% during 2024.
State Street has indemnified the Master Trust by agreeing to purchase replacement securities, or return the cash collateral in the event a borrower failed to return a loaned security or pay distributions thereon. There were no losses during 2025 resulting from a default of the borrowers.
The cash collateral received on loans is invested, together with the cash collateral of other qualified tax-exempt plan lenders in a collective investment pool called the Quality D Short-Term Investment Fund.